Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON ETF TRUST
Prospectus Date	rr_ProspectusDate	Jul. 14, 2020
Document Creation Date	dei_DocumentCreationDate	Jul. 10, 2020